UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-966-4354

Date of fiscal year end:  October 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record.

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Bank of America	12/5/2008	60505104	BAC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Aprop to approve the issuance of shs of BofA	issuer
2. Aprop. To apporve an amendment to 2003 Key Assoc. stock plan.
3. A prop. To adopt an amendment to the Bof A cert of inc.
4. A prop to approve the adjornment of the special
meeting.

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
GeneralElectric	4/22/2009	369604103	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
Shareholder props:
3. Cumulative voting
4. Exe. Comp. advisory vote
5. Ind. Study regarding breaking up of GE
6. Dividend policy
7. Votes on golden parachutes.

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
A T & T Incorporated	4/24/2009	014 154 800	T

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat of appt of ind auditors
3. Amendment of inc suthorized shares
Shareholder props:
4. Report on political contributions
5. Special stkholder meetings
6. Cumulative voting
7. Bylaw requiring ind. Chariman
8. Advisory vote on comp.
9. Pension credit policy

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Merck & Co., Inc.	4/28/2009	014 627 800	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind reg publi a/c firm 2009
3. Prop amend restated cert. of inc.
Shareholder props:
4. prop concerning special meeting
5. prop concerning ind lead director
6. prop concerning an advisory vote on exe. Comp.
7. Bylaw requiring ind. Chariman

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/22/2009	014 154 800	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
Shreholder props:
Cumulative voting
Executive comp advisory vote
Ind. Study regarding break up GE
Dividend Policy
Golden parachutes

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Citiroup Incorp.	4/21/2009	172 967 101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
3. Approve 2009 stk incentive plan
4. Approve 2008 executive compensation
Stockholder props:
requesting a report on prior governt service of certain individ.
requesitng a report on political contributions
requesting a report on predatory credit card practices
requesting that two candidates be nominated for each board position requesting a report on the Carbon Principles
requesting the executive officers retain 75% of shares acquired through comp.
requesting additional disclosure re comp consultants
requesting that stockholders holding 10% or above have the
right to call special shldr meeting
requesting cumulative voting

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
American Express	4/27/2009	025 816 109	AXP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat Pricewaterhousecooper
3. Advisory vote aproving exe. Comp
Shareholder prop:
relating to cumulative voting for Directors
relating to the calling of special shareholder meeting.

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Bank of America	4/29/2009	60505104	BAC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind reg publ a/c firm 2009
3. An advisory vote approving exec. Comp
Shareholder prop:
disclosure of Government Employment
Advisory vote on Exec. Comp
Cumulative voting
special stkhldr meetings
ind board chairman
predatory credit card lending practices
adoption of principels for health care
limits on exec comp.

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporation	4/23/2009	717081103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
3. Prop. To approve 2004 stok plan
Shareholder props:
regarding stock options
regarding cumulative voting
regarding special shareholder meetings.

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Verizon Comm.	5/7/2009	92343V104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat Ernst & Youngs
3. Advisory vote related to exe. Comp
4. Approval of l/t incentive plan
5. Approval s/t incentive plan
shareholder props:
prohibit granting stock options
ability to call special meeting
separate offices of chairman and CEO
cumulative voting
approval of benefits paid after death

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
E.I. Du Pont	4/29/2009	263534109	DD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind. Reg. pubic a/cing firm
Shareholder props:
say on executive pay

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Merck & Company	4/28/2009	589 331 107	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind reg pub a/c ing firm
3. Prop to amend the restated certificate of Inc.
Shareholder prop:
concerning special shareholder meetings
concerning an independent lead director
concerning and advisory vote on executive comp.

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Alcoa Inc.	5/8/2009	013 817 101	AA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Rat ind. Auditor
3. to approve 2009 stock incentive plan
Shareholder prop:
simple majority vote

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
JP Morgan Chase	5/19/2009	466 25H 100	JPM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Appt. of ind reg pub a/c firm
3. Advisory vote on exe compensation
Shareholder prop:
governmental service report
cumulative voting
special shareowner meetings
credit card lending proctices
changes to KEPP
share retention
carbon principles report

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Kraft Foods Inc.	5/20/2009	500 75N 104	KFT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of amended and restated 2005 perf. Inc. plan
3. Rat Pricewaterhousecoopers

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Caterpillar Inc.	6/10/2009	149 123 101	CAT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat auditors
Stockholder props:
annual election of directors
director election majority vote standard
foreign military sales
simple majority vote
ind. Comp consultant
ind chairman of the board
lobbying priorities

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
American Intl Grp	6/30/2009	015140 100	AIG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Approve non binding shlder resol on exe comp.
3. Increas of commont stock
4. To effect a reverse stock split 1 for 20
5. To increase shs of preferred stock
6. To amend restated certificate of inc for various items
7. Toi eliminate any restriction on the pledging of all or
substatially all of the property of or assets of AIG
8. To rat Pricewaterhousecoopers
Shareholder prop:
relating to exe comp retention upon termination of employment relating to special meetings of shareholders.
relating to reincorporation of AIG in North Dakota

Hennessy Balanced
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.		172 967 101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		Proposals for consent:	issuer
approve the dividend blocker amendment
approve the director amendments
approve the retireent amendment
approve the authorized preferred stock increase.

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Bank of America	12/5/2008	60505104	BAC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Aprop to approve the issuance of shs of BofA	issuer
2. Aprop. To apporve an amendment to 2003 Key Assoc. stock plan.
3. A prop. To adopt an amendment to the Bof A cert of inc.
4. A prop to approve the adjornment of the special
meeting.

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
GeneralElectric	4/22/2009	369604103	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
Shareholder props:
3. Cumulative voting
4. Exe. Comp. advisory vote
5. Ind. Study regarding breaking up of GE
6. Dividend policy
7. Votes on golden parachutes.

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
A T & T Incorporated	4/24/2009	014 154 800	T

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat of appt of ind auditors
3. Amendment of inc suthorized shares
Shareholder props:
4. Report on political contributions
5. Special stkholder meetings
6. Cumulative voting
7. Bylaw requiring ind. Chariman
8. Advisory vote on comp.
9. Pension credit policy

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Merck & Co., Inc.	4/28/2009	014 627 800	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind reg publi a/c firm 2009
3. Prop amend restated cert. of inc.
Shareholder props:
4. prop concerning special meeting
5. prop concerning ind lead director
6. prop concerning an advisory vote on exe. Comp.
7. Bylaw requiring ind. Chariman

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/22/2009	014 154 800	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
Shreholder props:
Cumulative voting
Executive comp advisory vote
Ind. Study regarding break up GE
Dividend Policy
Golden parachutes

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Citiroup Incorp.	4/21/2009	172 967 101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
3. Approve 2009 stk incentive plan
4. Approve 2008 executive compensation
Stockholder props:
requesting a report on prior governt service of certain individ.
requesitng a report on political contributions
requesting a report on predatory credit card practices
requesting that two candidates be nominated for each board position requesting a report on the Carbon Principles
requesting the executive officers retain 75% of shares acquired through comp.
requesting additional disclosure re comp consultants
requesting that stockholders holding 10% or above have the
right to call special shldr meeting
requesting cumulative voting

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
American Express	4/27/2009	025 816 109	AXP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat Pricewaterhousecooper
3. Advisory vote aproving exe. Comp
Shareholder prop:
relating to cumulative voting for Directors
relating to the calling of special shareholder meeting.

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Bank of America	4/29/2009	60505104	BAC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind reg publ a/c firm 2009
3. An advisory vote approving exec. Comp
Shareholder prop:
disclosure of Government Employment
Advisory vote on Exec. Comp
Cumulative voting
special stkhldr meetings
ind board chairman
predatory credit card lending practices
adoption of principels for health care
limits on exec comp.

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporation	4/23/2009	717081103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
3. Prop. To approve 2004 stok plan
Shareholder props:
regarding stock options
regarding cumulative voting
regarding special shareholder meetings.

Hennenssy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Verizon Comm.	5/7/2009	92343V104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat Ernst & Youngs
3. Advisory vote related to exe. Comp
4. Approval of l/t incentive plan
5. Approval s/t incentive plan
shareholder props:
prohibit granting stock options
ability to call special meeting
separate offices of chairman and CEO
cumulative voting
approval of benefits paid after death

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
E.I. Du Pont	4/29/2009	263534109	DD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind. Reg. pubic a/cing firm
Shareholder props:
say on executive pay

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Merck & Company	4/28/2009	589 331 107	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind reg pub a/c ing firm
3. Prop to amend the restated certificate of Inc.
Shareholder prop:
concerning special shareholder meetings
concerning an independent lead director
concerning and advisory vote on executive comp.

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Alcoa Inc.	5/8/2009	013 817 101	AA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Rat ind. Auditor
3. to approve 2009 stock incentive plan
Shareholder prop:
simple majority vote

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
JP Morgan Chase	5/19/2009	466 25H 100	JPM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Appt. of ind reg pub a/c firm
3. Advisory vote on exe compensation
Shareholder prop:
governmental service report
cumulative voting
special shareowner meetings
credit card lending proctices
changes to KEPP
share retention
carbon principles report

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Kraft Foods Inc.	5/20/2009	500 75N 104	KFT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of amended and restated 2005 perf. Inc. plan
3. Rat Pricewaterhousecoopers

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
The Home Depot	5/28/2009	437 076 102	HD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat KPMG
3. Amend the 6ht article of co. cert of Inc.
Shareholder props:
re cumulative voting
re special shareholder meetings
re employment diversity report
re executive officer comp.
re energy usage

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Caterpillar Inc.	6/10/2009	149 123 101	CAT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat auditors
Stockholder props:
annual election of directors
director election majority vote standard
foreign military sales
simple majority vote
ind. Comp consultant
ind chairman of the board
lobbying priorities

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
American Intl Grp	6/30/2009	015140 100	AIG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Approve non binding shlder resol on exe comp.
3. Increas of commont stock
4. To effect a reverse stock split 1 for 20
5. To increase shs of preferred stock
6. To amend restated certificate of inc for various items
7. Toi eliminate any restriction on the pledging of all or
substatially all of the property of or assets of AIG
8. To rat Pricewaterhousecoopers
Shareholder prop:
relating to exe comp retention upon termination of employment relating to special meetings of shareholders.
relating to reincorporation of AIG in North Dakota

Hennessy Total Return
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.		172 967 101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		Proposals for consent:	issuer
approve the dividend blocker amendment
approve the director amendments
approve the retireent amendment
approve the authorized preferred stock increase.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Hennessy  Funds, Inc.

By (Signature and Title)*    /s/ Neil J. Hennessy
Neil J. Hennessy
Chief Executive Officer

Date            8/6/09